Short-Term Bank Loans and Long Term Debt	12 Months Ended
Mar. 31, 2011
Short-Term Bank Loans and Long Term Debt [Abstract]
SHORT-TERM BANK LOANS AND LONG TERM DEBT
9.	SHORT-TERM BANK LOANS AND LONG TERM DEBT
Short-term bank loans as of March 31, 2011 and 2010 consisted of the following:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Collateralized bank loans	¥500	¥3,350	$6,042
Unsecured bank loans	5,617	4,591	67,871

Total	¥6,117	¥7,941	$73,913

The weighted-average annual interest rates on short-term bank loans as of March 31, 2011 and 2010 were 0.8% and 1.3%, respectively.

Unused lines of credit for short-term financing as of March 31, 2011 and 2010, aggregated ¥22,579 million ($272,825 thousand) and ¥21,401 million, respectively. Companies compensate banks for these facilities in the form of commitment fees, which were not material during the years ended March 31, 2011 and 2010.

Long-term debt as of March 31, 2011 and 2010 are summarized below. The interest rates and maturities are for loans as of March 31, 2011.

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Collateralized bank loans, with floating interest at 2.0%, maturing through 2013	¥76	¥137	$918
Unsecured bank loans, with fixed interest at 1.8%, maturing through 2014	200		2,417
Capital lease obligation	8	51	97

Total	284	188	3,432

Less current portion	(70)	(108)	(846)

Long-term debt, less current portion	¥214	¥80	$2,586

The annual maturities of long-term debt as of March 31, 2011 were as follows:

	Millions of	Thousands of
Year Ending March 31	Yen	U.S. Dollars

2012	¥70	$846
2013	14	169
2014	200	2,417

Total	¥284	$3,432

A subsidiary has pledged assets as security for loans. As of March 31, 2011 and 2010, assets pledged as collateral for bank loans were as follows:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Land	¥803	¥1,015	$9,703
Buildings	460	412	5,558
Investments		977

Total	¥1,263	¥2,404	$15,261

As of March 31, 2010, investments pledged includes ¥280 million of shares of the Company which are presented as treasury stock on the consolidated balance sheet.

As is customary in Japan, both short-term and long-term loans are made under general agreements which provide that security and guarantees for future and present indebtedness will be given upon request of the bank and the bank has the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank.